Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Loss for the year	$ (61,221,032)	$ (18,050,307)	$ (5,743,190)
Adjustments for:
Depreciation of property and equipment	204,002	155,742	150,736
Depreciation of right-of-use assets	121,020	84,884	85,117
Amortization of intangible assets	3,469,763	711,919	623,276
Provisions for deferred taxes	(16,009)
Finance costs	552,751	2,679,763	1,764,682
Finance income	(15,036)	(145,107)	(137,397)
Provision for employees’ end of service benefits	643,904	43,477	33,717
Revaluation of warrants liability	(6,697,574)
Reversal of provisions of shared-based payment reserves	(2,214,795)
Recapitalization expense	48,521,756
Provision for share-based payments	564,741	801,450	564,284
Allowance for estimated credit loss	716,291	235,164
Net foreign exchange losses		(164,769)	422,022
Share of loss of a joint venture	283,055	94,210
Taxes	892,937	340,003	501,238
Government grants revenue	(4,318,726)	(2,546,360)
Reversal of accruals no longer required			(60,497)
Total adjustments to reconcile profit (loss)	(18,512,952)	(15,759,931)	(1,796,012)
Working capital changes:
Trade and other receivables	(5,632,577)	(655,710)	(269,123)
Due from related parties	1,427,647	(1,241,557)	10,269
Contract assets	(200,808)	(1,214,626)	120,579
Trade and other payables	22,340,143	1,246,322	1,428,206
Contract liabilities	1,385,939	1,406,696	917,862
Due to related parties	365,461	185,711	547,360
Cash flow from / (used) in operations	1,172,853	(16,033,095)	959,141
Income tax paid	(979,226)	(182,790)	(778,807)
End of service benefits paid	(108,964)	(8,573)	(9,177)
Net cash flows from / (used) in operating activities	84,663	(16,224,458)	171,157
INVESTING ACTIVITIES
Purchase of property and equipment	(2,128,652)	(164,014)	(80,488)
Additions of intangible assets	(9,030,072)	(1,178,763)	(816,818)
Investment in a joint venture	(1,068,408)	(142,352)
Payment for acquisition of subsidiary	(350,000)
Net cash flows used in investing activities	(12,577,132)	(1,485,129)	(897,306)
FINANCING ACTIVITIES
Payments of lease liabilities	(189,555)	(136,992)	(133,650)
(Repayment)/ Proceeds of loans and borrowings	(11,200,123)	10,788,618	5,500,000
Receipt of government grants	2,993,340	2,336,517
Proceeds from reverse recapitalization	2,480,107
Proceeds from PIPE Financing	30,427,800
Reverse recapitalization transaction costs	(9,470,709)
Finance costs paid	(82,636)	(399,434)	(210,844)
Finance income received	15,036	145,107	137,397
Net cash flows from financing activities	14,973,260	12,733,816	5,292,903
INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	2,480,791	(4,975,771)	4,566,754
Cash and cash equivalents at January 1	632,540	5,608,311	1,041,557
CASH AND CASH EQUIVALENTS AT DECEMBER 31	3,113,331	632,540	5,608,311
Issuance of Class A Shares upon exercise of warrants	365,700
Loans converted to equity upon business combination	7,738,185
Loans converted to equity during the year		7,220,198
Share based payment for service provider	2,900,000
Deferred consideration in relation to acquisition of subsidiary	250,000
Transaction cost settle net of proceeds	$ 10,132,000